Stock Awards (Details) - Summary of outstanding options (USD $)	12 Months Ended
Dec. 31, 2013
Summary of outstanding options [Abstract]
Outstanding	113,525
Outstanding	5 years 10 days
Outstanding	$ 35.39
Outstanding	$ 644
Vested and expected to vest	109,069
Vested and expected to vest	5 years 3 days
Vested and expected to vest	$ 36.40
Vested and expected to vest	644
Exercisable	77,482
Exercisable	4 years 295 days
Exercisable	$ 46.12
Exercisable	$ 644